2017 AND 2016 QUARTERLY RESULTS OF OPERATIONS (Table)	12 Months Ended
Dec. 31, 2017
2017 AND 2016 QUARTERLY RESULTS OF OPERATIONS [Abstract]
Schedule of Quarterly Financial Information

Selected Financial Data for the Quarter Ended	March 31,	June 30,	Sept. 30,	Dec. 31,
2017
Shipping revenues	$88,750	$71,957	$59,968	$69,426
Loss on disposal of vessels and other property, including impairments	-	-	(5,406)	(81,449)
Income/(loss) from vessel operations	13,428	(9,559)	(23,662)	(88,152)
Interest expense	(9,167)	(9,278)	(11,232)	(11,570)
Income tax benefit/(provision)	(4)	(4)	(23)	(13)
Net income/(loss)	18,067	(11,619)	(21,816)	(90,720)

Basic and Diluted net income/(loss) per share	$0.62	$(0.40)	$(0.75)	$(3.12)

Selected Financial Data for the Quarter Ended	March 31,	June 30,	Sept. 30,	Dec. 31,
2016
Shipping revenues	$128,676	$103,062	$80,771	$85,810
Gain/(loss) on disposal of vessels and other property, including impairments	171	-	(49,640)	(29,734)
Income/(loss) from vessel operations	53,212	29,163	(47,681)	(27,487)
Interest expense	(10,981)	(9,929)	(9,758)	(9,694)
Reorganization items, net	4,471	(520)	(3,849)	(233)
Income tax benefit/(provision)	(4)	(173)	20	(283)
Net income/(loss)	59,890	30,506	(50,862)	(57,757)

Basic and Diluted net income/(loss) per share	$2.05	$1.05	$(1.74)	$(1.98)